COMMODITY DERIVATIVE GAINS (LOSSES)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
COMMODITY DERIVATIVE GAINS (LOSSES)	COMMODITY DERIVATIVE GAINS (LOSSES)

($ millions)	2024	2023
Realized gains	71.8	15.5
Unrealized gains (losses)	(86.4)	148.3
Commodity derivative gains (losses)	(14.6)	163.8